Electric plant, construction and related agreements (Tables)	12 Months Ended
Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Summary of plant investments and related accumulated depreciation	A summary of our plant investments and related accumulated depreciation as of December 31, 2024 and 2023 is as follows:

	2024		2023
	(dollars in thousands)
Plant	Investment	Accumulated Depreciation	Investment	Accumulated Depreciation
In-service(1)
Owned property
Vogtle Units No. 1 & No. 2 (Nuclear – 30% ownership)	$2,941,737	$(1,958,308)	$3,035,806	$(1,948,158)
Vogtle Units No. 3 and No. 4 (Nuclear – 30% ownership)(2,3)	7,966,038	(153,949)	4,771,526	(43,418)
Hatch Units No. 1 & No. 2 (Nuclear – 30% ownership)	912,629	(558,916)	1,019,809	(559,001)
Wansley Units No. 1 & No. 2 (Fossil – 30% ownership)	26,603	(23,344)	24,710	(27,152)
Scherer Unit No. 1 (Fossil – 60% ownership)	1,369,982	(690,307)	1,372,241	(660,580)
Doyle (Combustion Turbine - 100% ownership)	151,697	(130,479)	148,902	(127,378)
Rocky Mountain Units No. 1, No. 2 & No. 3 (Hydro – 75% ownership)	619,581	(319,528)	618,955	(308,827)
Hartwell (Combustion Turbine - 100% ownership)	239,570	(134,649)	233,662	(131,434)
Hawk Road (Combustion Turbine - 100% ownership)	277,099	(84,004)	272,416	(79,985)
Talbot (Combustion Turbine - 100% ownership)	310,826	(172,890)	308,837	(167,033)
Chattahoochee (Combined cycle - 100% ownership)	354,570	(172,094)	343,531	(168,292)
BC Smith (Combined cycle - 100% ownership)	413,829	(119,228)	352,005	(126,886)

	2024		2023
	(dollars in thousands)
Plant	Investment	Accumulated Depreciation	Investment	Accumulated Depreciation
TA Smith (Combined cycle - 100% ownership)	702,383	(243,554)	689,198	(228,997)
Washington County (Combustion Turbine – 100% ownership)	171,937	(94,418)	171,034	(92,498)
Baconton (Combustion Turbine – 100% ownership)	33,910	(16,900)	32,987	(16,379)
Walton County (Combustion Turbine – 100% ownership)	121,718	(43,697)	—	—
Transmission plant	173,183	(77,295)	122,452	(65,784)
Other	103,785	(64,004)	101,061	(60,710)
Property under finance lease:
Scherer Unit No. 2 (Fossil – 60% leasehold)	800,131	(644,063)	795,698	(606,226)
Total in-service	$17,691,208	$(5,701,627)	$14,414,830	$(5,418,738)

Construction work in progress	2024		2023
Hatch Units No. 1 & No. 2 (Nuclear – 30% ownership)	$29,563		$42,825
Scherer Unit No. 1 (Fossil – 60% ownership)	42,774		16,077
Vogtle Units No. 1 & No. 2 (Nuclear – 30% ownership)	22,842		27,368
Vogtle Units No. 3 and No. 4 (Nuclear – 30% ownership)(2,3)	10,623		3,128,720
Wansley Units No. 1 & No. 2 (Fossil – 30% ownership)	152		46
Environmental and other generation improvements	214,213		79,605
Total construction work in progress	$320,167		$3,294,641
__________________
(1)Amounts include plant acquisition adjustments at December 31, 2024 of $330,730,000 and December 31, 2023 of $290,725,000.
(2)Plant Vogtle Unit No. 3 was placed in service on July 31, 2023.
(3)Plant Vogtle Unite No. 4 was placed in service on April 29, 2024.